Issued capital and reserves & Shareholders of Global Blue	6 Months Ended
Sep. 30, 2022
Disclosure of Issued Capital And Reserves [Abstract]
Issued capital and reserves & Shareholders of Global Blue	Issued capital and reserves & Shareholders of Global Blue
Number of shares authorized and issued

	Six months ended September 30
Number of shares authorized and issued	2022				2021
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Total
Opening balance at April 1	192,534,962	17,788,512	—	210,323,474	187,534,962	23,717,989	211,252,951
Issuance of share capital Global Blue Group Holding A.G.	8,587,786	—	21,176,470	29,764,256	—	—	—
Issuance of treasury shares by Global Blue Group Holding A.G.	104,135	—	—	104,135	5,000,000	—	5,000,000
Closing balance as of September 30	201,226,883	17,788,512	21,176,470	240,191,865	192,534,962	23,717,989	216,252,951

	Three months ended September 30
Number of shares authorized and issued	2022				2021
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Total
Opening balance at July 1	201,226,883	17,788,512	21,176,470	240,191,865	187,534,962	23,717,989	211,252,951
Issuance of treasury shares by Global Blue Group Holding A.G.	—	—	—	—	5,000,000	—	5,000,000
Closing balance as of September 30	201,226,883	17,788,512	21,176,470	240,191,865	192,534,962	23,717,989	216,252,951

During the six months ended September 30, 2022, 8,587,786 ordinary shares and 21,176,470 preference shares series B, convertible into common shares, were issued in the parent company based on the investment agreement with CK Opportunities Fund I, LP, (“Certares”). Certares subscribed for and purchased the aforementioned shares for the amount of EUR215.2 million (USD225.0 million). The transaction costs and stamp duties amounting to EUR4.7 million have been deducted from other reserves in equity.
There were no changes in the number of the shares authorized and issued during three months ended September 30, 2022.
There were no other changes in the number of the shares authorized and issued during the six months ended September 30, 2021 and three months ended September 30, 2021, other than treasury shares.
Treasury shares

Six months ended September 30, 2022
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2022	12,995,018	104,371	13,099,389	(9,297)	(882)	(10,179)
Issuance of treasury shares by Global Blue Group Holding A.G.	104,135	—	104,135	(1)	—	(1)
Vested RSA shares	(413,806)	—	(413,806)	4	—	4
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	(1,189,977)	—	(1,189,977)	9,178	—	9,178
Closing balance as of September 30, 2022	11,495,370	104,371	11,599,741	(116)	(882)	(998)

Three months ended September 30, 2022
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of July 1, 2022	13,099,153	104,371	13,203,524	(9,298)	(882)	(10,180)
Vested RSA shares	(413,806)	—	(413,806)	4	—	4
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	(1,189,977)	—	(1,189,977)	9,178	—	9,178
Closing balance as of September 30, 2022	11,495,370	104,371	11,599,741	(116)	(882)	(998)
During the six months ended September 30, 2022, 104,135 ordinary shares were issued in the parent company and held initially in the custody of Global Blue Group II GmbH.
During the three months ended September 30, 2022, 104,135 ordinary shares were transferred to the custody of Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) in exchange of 104,135 preference shares series A.
During the three months ended September 30, 2022, 413,806 ordinary shares were vested and transferred to the employees under the Company’s Restricted Share Award program. The shares were transferred out of the treasury shares held in custody of Global Blue Group II GmbH.
During the three months ended September 30, 2022, 1,189,977 ordinary shares were allocated by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) to to other employees, ex-employees and members of management.
During the three months ended September 30, 2022, 438 ordinary shares were acquired from Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) and held as treasury shares by Global Blue Group II GmbH.

Six months ended September 30, 2021
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of April 1, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)
Conversion of shares	34,711	(34,711)	—	(366)	366	—
Acquisition of treasury shares	5,000,000	—	5,000,000	(46)	—	(46)
Closing balance as of September 30, 2021	13,086,280	104,135	13,190,415	(9,289)	(880)	(10,169)

Three months ended September 30, 2021
Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares A	Total	Ordinary shares	Preference shares A	Total
Opening balance as of July 1, 2021	8,086,280	104,135	8,190,415	(9,243)	(880)	(10,123)
Acquisition of treasury shares	5,000,000	—	5,000,000	(46)	—	(46)
Closing balance as of September 30, 2021	13,086,280	104,135	13,190,415	(9,289)	(880)	(10,169)
During the six months ended September 30, 2021 and three months ended September 30, 2021, 5,000,000 ordinary shares were issued in the parent company and held in trust of Global Blue Group II GmbH.
Shareholders of Global Blue Group Holding AG

	Shareholders of Global Blue Group Holding AG
	September 30, 2022
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants

Silver Lake and Affiliate~~s~~ (1)	97,258,598	11,970,487	109,229,085	47.8%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	19.7%	2,701,935
CK Opportunities Fund I, LP (4)	9,286,969	21,176,470	30,463,439	13.3%	—
Ant Group	12,500,000	—	12,500,000	5.5%	—
GB Directors, Executive Management & Other Employees	8,381,155	774,517	9,155,672	4.0%	516,317
Other Shareholders	22,174,963	—	22,174,963	9.7%	20,969,283
Total excl. GB Group	189,731,513	38,860,611	228,592,124	100.0%	30,735,950
GB Group	11,495,370	104,371	11,599,741		—
Total incl. GB Group	201,226,883	38,964,982	240,191,865		30,735,950

	Shareholders of Global Blue Group Holding AG
	March 31, 2022
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants

Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	55.1%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	22.7%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
GB Directors, Executive Management & Other Employees	9,198,164	878,652	10,076,816	5.1%	516,317
Other Shareholders	21,539,634	—	21,539,634	10.8%	20,969,283
Total excl. GB Group	180,626,224	17,788,276	198,414,500	100.0%	30,735,950
GB Group	11,908,738	236	11,908,974		—
Total incl. GB Group	192,534,962	17,788,512	210,323,474		30,735,950

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group
(4) - Corresponds to Certares Opportunities LLC and Knighthead Opportunities Capital Management, LLC

Ordinary shares
During the six months ended September 30, 2022 there was no change in the conditions for the Ordinary shares.
Preference shares
Preference shares Series A
During the six months ended September 30, 2022, there was no change in the conditions for the Put/Call Options, redemption or liquidation of the Preference shares Series A.
Preference shares Series B
During the six months ended September 30, 2022, 21,176,470 Preference shares Series B (“Series B shares”) have been issued based on the investment agreement with CK Opportunities Fund I, LP, and these shares have the same voting and other rights as the common shares.
The holders of these shares are entitled to a non-cumulative dividend compounded annually and paid in kind, in the form of newly issued preference shares in an amount equal to 5% of the number of preference shares less any converted already and to be cancelled. This dividend is subject to the Board of Directors’ (the “BoD”) and shareholders’ approval.
In addition, the holders of these shares are entitled to the same dividend or distributions as on the common shares, if approved by the general meeting, calculated as if the preferred shares had been converted into common shares.
Based on the terms of the Series B shares, management has determined that they should be classified as equity.
Call Option
The Company has the right to exercise entirely at its discretion a call option following the 5th anniversary after the closing date. The Company has the discretion to redeem the options in cash or to convert to common shares on a 1:1 ratio.
Put Option
Upon a change of control, Certares has the right to:
•convert the preference shares into common shares on a cashless basis on a 1:1 ratio; or
•in the event of a tender offer or other change of control transaction, Certares must receive the same offer as Silver Lake and the other holders unless the Company or another shareholder makes Certares an equivalent offer. The Company has the option and not an obligation to make an equivalent offer to Certares.
Conversion right
The preferred shares may be converted into common shares at any time at the election of Certares from six months after the closing date.
Forced conversion
The Company has the right to acquire all or any portion of the preferred shares in exchange for common shares. This can be exercised in certain circumstances on or after the first anniversary of the closing date entirely at the discretion of the Company.
Redemption
The preferred shares are only redeemable at the Company’s option.
Liquidation
Each holder of preferred share is entitled to receive a liquidation preference equal to the higher of US$8.50 and the amount that such preferred share would have received had it been converted into a Common Share immediately prior to the liquidation.
During the three months ended September 30, 2022, there was no change in the conditions for the Put/Call Options, redemption or liquidation of the Preference shares Series B.
Warrants
During the six months ended September 30, 2022 and three months ended September 30, 2022, there was no change in the conditions for the Warrants.